Statutory Reserves - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statutory Reserves Disclosure [Abstract]
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Accumulated of after tax profit to statutory reserve fund	¥ 25,671,341	¥ 25,557,266